CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Cash Flow from Operating Activities:
Net loss		$ (17,447,705)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred tax benefit		9,186
Changes in operating assets and liabilities
Prepaid expenses		(347,262)
Accrued expenses		1,933,073
Net cash used in operating activities		(13,146,733)
Cash Flows from Investing Activities:
Net cash used in investing activities		(35,682,287)
Cash Flow from Financing Activities:
Proceeds from promissory note - related party		32,000,000
Repayment of promissory note - related party		(18,804)
Payment of deferred offering costs		(86,933)
Net cash provided in financing activities		64,706,657
Net change in cash		15,877,637
Cash - Beginning		6,031,270
Cash - Ending	$ 21,908,907	21,908,907
Novus Capital Corp [Member]
Cash Flow from Operating Activities:
Net loss	(3,458,412)
Adjustments to reconcile net loss to net cash used in operating activities
Interest earned on marketable securities held in Trust Account	(48,410)
Changes in operating assets and liabilities
Prepaid expenses	(77,701)
Accounts payable and Accrued expenses	3,078,188
Net cash used in operating activities	(506,335)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(100,000,000)
Net cash used in investing activities	(100,000,000)
Cash Flow from Financing Activities:
Proceeds from initial stockholders	25,000
Proceeds from sale of Units, net of underwriting discounts paid	98,000,000
Proceeds from sale of Private Warrants	3,250,000
Proceeds from issuance of Representative Shares	15
Proceeds from promissory note - related party	97,525
Repayment of promissory note - related party	(97,525)
Payment of deferred offering costs	(456,726)
Net cash provided in financing activities	100,818,289
Net change in cash	311,954
Cash - Ending	311,954	$ 311,954
Non-Cash Investing and Financing Activities:
Initial classification of common stock subject to possible redemption	95,817,950
Change in value of common stock subject to possible redemption	$ (3,458,080)